Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost of sales [abstract]
Salaries and employee benefits	$ 24,942	$ 22,314
Raw materials and consumables	18,951	14,252
Utilities	4,539	3,902
Other costs	2,453	2,318
Changes in inventories	1,230	(2,748)
Cost of sales	$ 52,115	$ 40,038